ACQUISITION OF NISHIWAKI FAB IN JAPAN (Summary of Unaudited Pro Forma Financial Information) (Details) (Nishiwaki Fab [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Revenues	$ 745,740	$ 860,501
Net loss	$ (16,153)	$ (26,659)